Schedule IV - Mortgage Loans Held On Real Estate Schedule IV - Mortgage Loans on Real Estate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	$ 297,357
Carrying Amount of Mortgages	298,880	$ 89,762	$ 0
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Astor - New York New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	36,334
Carrying Amount of Mortgages	37,153
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
88 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	23,401
Carrying Amount of Mortgages	24,033
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
90 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	14,475
Carrying Amount of Mortgages	14,854
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Metro - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	9,505
Carrying Amount of Mortgages	9,934
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Astor - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	23,288
Carrying Amount of Mortgages	23,566
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
88 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	17,575
Carrying Amount of Mortgages	17,780
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
90 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	10,571
Carrying Amount of Mortgages	10,695
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Metro - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	7,954
Carrying Amount of Mortgages	8,046
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Lucero - Austin, Texas
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	40,079
Carrying Amount of Mortgages	39,759
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Satellite Place - Duluth, Georgia
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	44,675
Carrying Amount of Mortgages	44,080
Principal Amount of Loans Subject to Delinquent Principal or Interest	0
Yoo on the Park - Atlanta, Georgia
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Face amount of Mortgages	69,500
Carrying Amount of Mortgages	68,980
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ 0
One-Month LIBOR | Astor - New York New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	13.85%
One-Month LIBOR | 88 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	13.85%
One-Month LIBOR | 90 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	13.85%
One-Month LIBOR | Metro - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	13.85%
One-Month LIBOR | Astor - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	7.00%
One-Month LIBOR | 88 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	7.00%
One-Month LIBOR | 90 Lex - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	7.00%
One-Month LIBOR | Metro - New York, New York
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	7.00%
One-Month LIBOR | Lucero - Austin, Texas
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	3.50%
One-Month LIBOR | Satellite Place - Duluth, Georgia
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	3.15%
One-Month LIBOR | Yoo on the Park - Atlanta, Georgia
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Basis spread on interest rate	2.75%